Offerings - Offering: 1	Sep. 16, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 3,145,494.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 481.58
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $481.58 was paid in connection with the filing of the Schedule TO-I by Hamilton Lane Private Infrastructure Fund (File No. 005-94970) on May 12, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.